Investment Securities (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Investment Securities (Details)
Amortized cost	$ 63,045,599	$ 62,256,702
Fair value	$ 59,546,509	$ 60,705,178